Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 5	$ 1,289	$ 80	$ 2,032
Cost of revenue	5	1,254	155	3,698
Gross income (loss)		35	(75)	(1,666)
Operating expenses:
Research and development	3,476	844	4,860	9,077
Sales and marketing	1,597	33	1,720	861
General and administrative	15,133	4,039	28,431	12,832
Restructuring costs		243		3,927
Total operating expenses	20,206	5,159	35,011	26,697
Loss from operations	(20,206)	(5,124)	(35,086)	(28,363)
Other income (expense)
Property and equipment impairment		(6)		(19,289)
Gain (loss) on lease termination	2,013	(319)	2,013	(319)
Loss on extinguishment of convertible notes			(26,359)
Lease impairment		(6)		(2,278)
Interest expense	(286)	(902)	(930)	(2,626)
Remeasurement of convertible preferred stock warrant liability	(91)	126	6	126
Remeasurement of public placement warrant liability	24,286		24,286
Remeasurement of related party private placement warrant liability	12,671		12,671
Remeasurement of share-based termination liability	334		(978)
Remeasurement of convertible notes	(14,577)		(31,664)
Remeasurement of related party convertible notes	1,796		(3,752)
Other income, net	452	679	659	2,699
Total other income (expense), net	26,598	(428)	(24,048)	(21,687)
Income (loss) before income taxes	6,392	(5,552)	(59,134)	(50,050)
Income tax provision
Net income (loss)	6,392	(5,552)	(59,134)	(50,050)
Other comprehensive income (loss):
Reporting currency translation	71	26	98	22
Comprehensive income (loss)	6,463	(5,526)	(59,036)	(50,028)
Net loss attributable to common stockholders, diluted	$ 6,392	$ (5,552)	$ (59,134)	$ (50,050)
Weighted-average common shares outstanding:
Basic (in Shares)	19,908,205	3,087,760	9,788,196	3,087,760
Diluted (in Shares)	19,935,348	3,087,760	9,788,196	3,087,760
Net income (loss) per share:
Basic (in Dollars per share)	$ 0.32	$ (1.8)	$ (6.04)	$ (16.21)
Diluted (in Dollars per share)	$ 0.32	$ (1.8)	$ (6.04)	$ (16.21)
BOLT THREADS, INC.
Revenue					$ 3,441	$ 346
Cost of revenue					4,846	734
Gross income (loss)					(1,405)	(388)
Operating expenses:
Research and development					9,632	15,857
Sales and marketing					866	1,699
General and administrative					18,757	35,105
Restructuring costs					3,973
Total operating expenses					33,228	52,661
Loss from operations					(34,633)	(53,049)
Other income (expense)
Property and equipment impairment					(19,285)
Gain (loss) on lease termination					(319)
Loss on supply agreement termination					(2,211)
Lease impairment					(2,274)
Interest expense					(3,503)	(914)
Remeasurement of convertible preferred stock warrant liability					127	1,032
Remeasurement of share-based termination liability					(296)
Remeasurement of convertible notes					(281)
Remeasurement of related party convertible notes					(115)
Other income, net					5,070	1,230
Total other income (expense), net					(23,087)	1,348
Income (loss) before income taxes					(57,720)	(51,701)
Income tax provision
Net income (loss)					(57,720)	(51,701)
Other comprehensive income (loss):
Reporting currency translation					(21)	7
Comprehensive income (loss)					(57,741)	(51,694)
Net income (loss) attributable to common stockholders, basic					158,666	(51,701)
Net loss attributable to common stockholders, diluted					$ (72,108)	$ (52,201)
Weighted-average common shares outstanding:
Basic (in Shares)					11,677,673	10,439,510
Diluted (in Shares)					31,556,420	10,511,817
Net income (loss) per share:
Basic (in Dollars per share)					$ 13.59	$ (4.95)
Diluted (in Dollars per share)					$ (2.29)	$ (4.97)